The Group’s outstanding balance of financial assets is shown in the table below: (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Management Of Financial Risks Financial Instruments And Other Risks
Cash and cash equivalents	$ 2,705,675	$ 2,343,780	$ 1,246,566	$ 379,207
Securities	815,962	4,287,277
Derivative financial instruments	101,318	80
Collateral for credit card operations	1,052	90,761
Financial assets at fair value through profit or loss	918,332	4,378,118
Securities	8,163,428
Financial assets at fair value through other comprehensive income	8,163,428
Compulsory deposits at central banks	938,659	43,542
Credit card receivables	4,780,520	2,908,907
Loans to customers	1,194,814	174,694
Other financial assets at amortized cost	18,493	22,870
Financial assets at amortized cost	6,932,486	3,150,013
Total	$ 18,719,921	$ 9,871,911